Offerings	Mar. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2020 Incentive Award Plan
Amount Registered | shares	119,000
Proposed Maximum Offering Price per Unit	2.01
Maximum Aggregate Offering Price	$ 239,190.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 33.03
Offering Note	(a) In accordance with Rule 416(b) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.001 per share (the "Common Stock"), of BioXcel Therapeutics, Inc. (the "Registrant") being registered hereunder include such indeterminate number of shares of the Common Stock as may be issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Consists of 893,110 shares of the Registrant's Common Stock that were automatically added to the shares authorized for issuance under the Company's 2020 Incentive Award Plan (as amended, the "2020 Plan") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2020 Plan, of which 119,000 shares were issued upon the exercise of stock options at a weighted average exercise price of $2.01 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2020 Incentive Award Plan
Amount Registered | shares	774,110
Proposed Maximum Offering Price per Unit	1.435
Maximum Aggregate Offering Price	$ 1,110,847.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 153.41
Offering Note	See Note 1(a) (a) Consists of shares reserved for future issuance under the 2020 Plan. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based $1.435 per share, which represents the average of the high and low prices of the Registrant's Common Stock on March 24, 2026 as reported on The Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2020 Employee Stock Purchase Plan
Amount Registered | shares	223,277
Proposed Maximum Offering Price per Unit	1.435
Maximum Aggregate Offering Price	$ 320,402.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.25
Offering Note	See Note 1(a) and 2(b) (a) Consists of 223,277 shares of the Registrant's Common Stock that were automatically added to the shares authorized for issuance under the Company's 2020 Employee Stock Purchase Plan (as amended, the "2020 ESPP") on January 1, 2026 pursuant to an "evergreen" provision contained in the 2020 ESPP.